Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES
NOTE 9:-	INCOME TAXES

a.	Corporate tax rates:

The corporate tax rate in Israel in 2024, 2023 and 2022 was 23%.

The United States of America federal rate was 21% and the state corporate income tax rates range from 6.5% to 11.5% for the years ended December 31, 2024, 2023 and 2022. The Company is subject to United States of America income tax laws. There are no provisions for United States of America federal, state or other taxes for any period.

Loss before taxes is comprised as follows:

	Year Ended December 31,
	2024	2023	2022

Domestic (Israel)	$28,567	$23,348	$38,274
Foreign	413	448	1,154

	$28,980	$23,796	$39,428

b.	Net operating losses carryforward:

The Company has accumulated losses for tax purposes as of December 31, 2024, in the amount of approximately $198,927 which may be carried forward and offset against taxable income in the future for an indefinite period.

c.	Tax assessment:

The Company has net operating losses from prior tax periods which may be subjected to examination in future periods. As of December 31, 2024, the Company’s tax years until December 31, 2019, are subject to the statute of limitation in Israel. The US Subsidiary has yet to receive final tax assessments since its incorporation.

d.	Deferred taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s deferred tax assets are comprised of operating loss carryforwards and other temporary differences. Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2024	2023
Deferred tax assets:
Carryforward losses	$45,753	$40,133
Research and development expenses	4,249	4,044
Operating lease liabilities	505	292
Reserves and allowances	187	207

Deferred tax assets before valuation allowance	50,694	44,676
Valuation allowance	(50,166)	(44,338)

Total deferred tax assets	528	338

Deferred tax liabilities:
Operating lease ROU assets	(528)	(338)

Total deferred tax liabilities	(528)	(338)

Net deferred tax assets, net	$-	$-

Management currently believes that since the Company has a history of losses, and there is uncertainty with respect to future taxable income of the Company, it is more likely than not that the deferred tax assets will not be utilized in the foreseeable future. Thus, a full valuation allowance was provided to reduce deferred tax assets to their realizable value.

For 2024 and 2023, the main reconciling items of the Company’s statutory tax rate of 23% and the effective tax rate of (0.1)% and (0.3)%, respectively, were tax carryforward losses and other temporary differences, such as research and development expenses, for which a full valuation allowance was provided.

e.	Income taxes are comprised of current tax expenses, all foreign, which amounted to $42 and $69 for the years ended December 31, 2024 and 2023, respectively.